PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30,	December 31,
	2021	2020
Property and equipment	$1,775,332	$–
Leasehold improvements	63,180	–
	1,838,512	–
Less - accumulated depreciation	(1,113)	–
	$1,837,399	$–